Stockholders' Deficit	3 Months Ended
Mar. 31, 2025
Stockholders' Deficit
Stockholders' Deficit

NOTE 16 — Stockholders’ Deficit

Series A Units

The Legacy Company has 245,300 units of Series A units authorized and outstanding as of December 31, 2024. Series A units entitle the holder to receive an eight percent per annum rate of return on the unrecovered capital contribution of such holder, and such holder shall receive priority in distributions with respect to such preferred return.

Holders of the Series A units are not entitled to vote on, or consent to, any matter reserved for vote, or presented for vote, of the members. Series A units are not entitled to receive any distributions other than the preferred return and a return of the capital contributions. Accrued dividends on Series A units are included in Accumulated Deficit and accrued in Dividend Payable.

As of December 31, 2024, the Legacy Company had accrued dividends payable to Series A unit holders of $427,766. Upon the closing of the Business Combination on January 2, 2025, the entire dividends payable balance, along with all outstanding Series A units, was converted into 26,595 shares of the Company’s Common Stock. The conversion eliminated the associated liability and equity balance from the Company’s condensed consolidated balance sheet, and the fair value of the shares issued was recognized as a capital transaction.

Series B Units

The Legacy Company has authorized 315,539,527 Series B units. The Series B units entitle the holder to receive a proportionate share of all distributions after payment of the preferred return and the return of capital on the Series A units. As of December 31, 2024, the legacy company had 9,906,827 Series B units outstanding.

Upon the closing of the Business Combination on January 2, 2025, all outstanding Series B units were converted into 1,438,755 shares of the Company’s Common Stock. The conversion eliminated the associated equity balance from the Company’s condensed consolidated balance sheet, and the fair value of the shares issued was recognized as a capital transaction.

Series C Units

The Series C units are “profits interests” granted to directors, employees and consultants from time to time under the 2012 Equity Incentive Plan. Holders of the Series C units do not have voting rights. A number of Series C units equal to 15% of the total outstanding Series B units and Series C units are reserved for grants under the plan. The allocation and vesting terms of grants of Series C units are determined by the Board of Directors.

As of December 31, 2024, there were 2,514,764 of Series C membership interests authorized, and 1,584,327 units of Series C membership interests issued and outstanding. Upon the closing of the Business Combination on January 2, 2025, all outstanding Series C units were converted into 160,287 shares of the Company’s Common Stock. The conversion eliminated the associated equity balance from the Company’s condensed consolidated balance sheet, and the fair value of the shares issued was recognized as a capital transaction.

Common Stock

Upon the completion of the Business Combination, the Company had a total of 18,732,670 shares of Common Stock outstanding. Of this amount, 14,184,397 shares were allocated to the Legacy Company’s stakeholders, and 4,548,273 shares were issued to the shareholders of Mars.

During the first quarter of 2025, the Company issued an additional 6,876,840 shares of Common Stock to settle various liabilities, including amounts previously owed to Seaport and the conversion of certain accounts payable into Common Stock. As a result, the Company reflected a total of 25,609,510 shares of Common Stock as issued and outstanding on its books as of March 31, 2025.

On March 20, 2025, the Company entered into a settlement agreement with Silverback. Pursuant to the agreement, Silverback agreed to acquire the Company’s outstanding liabilities totaling $8,230,977, and the Company agreed to issue its Common Stock, par value $0.0001 per share, to Silverback at a price of $1.50 per share. On March 27, 2025, Silverback completed the first tranche of the agreement by acquiring $1,378,303 of liabilities in exchange for 918,868 shares of Common Stock. In addition, the Company agreed to issue 150,000 shares of Common Stock as a legal fee and 33,000 shares as a settlement fee, resulting in Silverback receiving a total of 1,101,868 shares of Common Stock for the first tranche.